Condensed Financial Information (Parent Company) (Long-term Debt - Narrative) (Details) (Parent Company [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Senior notes	$ 15,317		$ 15,938
Investment in subsidiaries	88,152		76,871
Advances to Affiliate	1,709		2,333
Metlife Reinsurance Company of Delaware Surplus Note [Member]
Condensed Financial Statements, Captions [Line Items]
Advances to Affiliate		750	350
Investments in Majority-owned Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries		2,000
Investments in Majority-owned Subsidiaries [Member] | $750 Million Preferred Stock of Exeter [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries		750
Investments in Majority-owned Subsidiaries [Member] | $1.25 Billion Preferred Stock of Exeter [Member]
Condensed Financial Statements, Captions [Line Items]
Investment in subsidiaries		1,250
Senior Notes, Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes	500
Debt Instrument, Maturity Date	Jun. 30, 2019
Senior Notes, Affiliated [Member] | $750 Million Senior Note Issued to Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		750
Senior Notes, Affiliated [Member] | $750 Million Senior Note Issued to Metropolitan Life Insurance Company [Member] | $250 Million Senior Note Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Maturities of Senior Debt		250
Senior Notes, Affiliated [Member] | $750 Million Senior Note Issued to Metropolitan Life Insurance Company [Member] | $500 Million Senior Note Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Debt Instrument, Maturity Date		Jun. 30, 2014
Repayments of Senior Debt		500
Debt Instrument, Interest Rate, Effective Percentage	3.54%
Senior Notes, Affiliated [Member] | $250 Million Senior Note Issued to Metropolitan Life Insurance Company [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		250
Debt Instrument, Maturity Date		Oct. 01, 2019
Debt Instrument, Interest Rate, Effective Percentage		3.57%
Senior Notes, Affiliated [Member] | $1.25 Billion Senior Note Issued to Affiliates [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		1,250
Senior Notes, Affiliated [Member] | $1.25 Billion Senior Note Issued to Affiliates [Member] | $250 Million Senior Note Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		250
Debt Instrument, Maturity Date		Sep. 30, 2016
Debt Instrument, Interest Rate, Effective Percentage		7.44%
Senior Notes, Affiliated [Member] | $1.25 Billion Senior Note Issued to Affiliates [Member] | $500 Million Senior Note Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		500
Debt Instrument, Maturity Date		Jul. 15, 2021
Debt Instrument, Interest Rate, Effective Percentage		5.64%
Senior Notes, Affiliated [Member] | $1.25 Billion Senior Note Issued to Affiliates [Member] | $500 Million Senior Note Affiliated [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		500
Debt Instrument, Maturity Date		Dec. 16, 2021
Debt Instrument, Interest Rate, Effective Percentage		5.86%
Senior Notes, Affiliated [Member] | $750 Million Senior Note issued to MetLife Reinsurance Company of Delaware [Member]
Condensed Financial Statements, Captions [Line Items]
Senior notes		$ 750	$ 350
Debt Instrument, Maturity Date		Sep. 30, 2032	Dec. 31, 2033
Debt Instrument, Interest Rate, Effective Percentage		4.21%	5.10%